PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited)
as of May 31, 2020
Description	Shares	Value
Short-Term Investments 99.4%
Affiliated Mutual Fund 5.9%
PGIM Core Ultra Short Bond Fund (cost $1,982,074)(w)	1,982,074	$1,982,074
Unaffiliated Fund 12.4%
Dreyfus Treasury Securities Cash Management(bb) (cost $4,201,401)	4,201,401	4,201,401

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) 81.1%
U.S. Treasury Bills(h)	0.131%	03/25/21	14,000	13,980,576
U.S. Treasury Bills(bb)(k)	0.189	10/08/20	300	299,836
U.S. Treasury Bills(k)	0.220	10/08/20	12,500	12,493,159
U.S. Treasury Bills(bb)(k)	0.335	10/08/20	700	699,617

Total U.S. Treasury Obligations (cost $27,474,031)				27,473,188

TOTAL INVESTMENTS 99.4% (cost $33,657,506)				33,656,663
Other assets in excess of liabilities(z) 0.6%				211,747

Net Assets 100.0%				$33,868,410

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
EUR—Euro
GBP—British Pound
JPY—Japanese Yen
KRW—South Korean Won
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona

ASX—Australian Securities Exchange
BIST—Borsa Istanbul Index (Turkish Stock Exhange)
Bovespa—Sao Paulo Stock Exchange
CAC—French Stock Market Index
DAX—German Stock Index
FTSE—Financial Times Stock Exchange

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
IBEX—Spanish Stock Index
JSE—Johannesburg Stock Exchange
KOSPI—Korean Composite Stock Price Index
LME—London Metal Exchange
MIB—Italian Stock Exchange
MSCI—Morgan Stanley Capital International
OAT—Obligations Assimilables du Tresor
OMXS—Nordic Exchange Stockholm Index
OTC—Over-the-counter
PRI—Primary Rate Interface
Q—Quarterly payment frequency for swaps
RBOB—Reformulated Gasoline Blendstock for Oxygen Blending
S&P—Standard & Poor’s
SGX—Singapore Exchange
SPI—Swiss Performance Index
STOXX—Stock Index of the Eurozone
TOPIX—Tokyo Stock Price Index
TSX—Toronto Stock Exchange
ULSD—Ultra-Low Sulfur Diesel
WIG—Warsaw Stock Exchange
WTI—West Texas Intermediate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security held in the Cayman Subsidiary.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:
Financial Futures contracts outstanding at May 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
54	10 Year Australian Treasury Bonds	Jun. 2020	$5,361,958	$(6,629)
58	10 Year U.S. Treasury Notes	Sep. 2020	8,065,625	22,107
12	ASX SPI 200 Index	Jun. 2020	1,149,599	51,712
677	BIST National 30 Index	Jun. 2020	1,202,625	30,755
6	DAX Index	Jun. 2020	1,931,903	159,545
33	Euro STOXX 50 Index	Jun. 2020	1,115,800	232,319
6	Euro-OAT	Jun. 2020	1,121,861	(19,408)
9	FTSE 100 Index	Jun. 2020	673,625	1,597
4	FTSE/MIB Index	Jun. 2020	403,548	38,096
14	Mexican Bolsa Index	Jun. 2020	228,633	7,542
53	S&P 500 E-Mini Index	Jun. 2020	8,061,300	1,242,525
5	S&P/TSX 60 Index	Jun. 2020	665,069	131,748

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Financial Futures contracts outstanding at May 31, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
18	TOPIX Index	Jun. 2020	$2,602,068	$166,591
2	Yen Denominated Nikkei 225 Index	Jun. 2020	203,533	6,576
				2,065,076
Short Positions:
9	10 Year Canadian Government Bonds	Sep. 2020	1,004,292	(1,975)
21	10 Year Euro-Bund	Jun. 2020	4,020,224	1,043
2	10 Year Japanese Bonds	Jun. 2020	2,822,569	22,248
2	10 Year Mini Japanese Government Bonds	Jun. 2020	282,238	144
20	10 Year U.K. Gilt	Sep. 2020	3,394,768	(4,222)
22	CAC40 10 Euro	Jun. 2020	1,144,373	(64,086)
12	FTSE/JSE Top 40 Index	Jun. 2020	318,794	(2,835)
10	IBEX 35 Index	Jun. 2020	784,095	(57,802)
24	MSCI Taiwan Stock Index	Jun. 2020	986,880	4,991
23	OMXS30 Index	Jun. 2020	397,387	(21,529)
53	SGX Nifty 50 Index	Jun. 2020	1,008,484	(48,530)
74	WIG20 Index	Jun. 2020	636,123	(52,678)
				(225,231)
				$1,839,845

Commodity Futures contracts outstanding at May 31, 2020(1):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
1	Copper	Jul. 2020	$60,638	$4,320
16	Cotton No. 2	Jul. 2020	460,720	35,850
13	Gasoline RBOB	Jul. 2020	588,861	13,991
7	Live Cattle	Jun. 2020	279,230	42,476
13	LME PRI Aluminum	Jun. 2020	498,875	5,518
10	LME Zinc	Jun. 2020	497,688	16,239
8	Silver	Jul. 2020	739,960	107,938
22	Soybean Oil	Jul. 2020	361,416	15,180
49	Sugar #11 (World)	Jul. 2020	598,741	6,109
				247,621
Short Positions:
2	Coffee ’C’	Jul. 2020	72,225	2,416

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Commodity Futures contracts outstanding at May 31, 2020(1) (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
25	Corn	Jul. 2020	$407,188	$(5,820)
5	Gold 100 OZ	Aug. 2020	875,850	2,838
16	Lean Hogs	Jun. 2020	363,840	(31,944)
7	LME Nickel	Jun. 2020	515,372	1,254
14	LME PRI Aluminum	Jun. 2020	537,250	(19,788)
6	LME Zinc	Jun. 2020	298,613	(5,714)
4	Mini Gold	Aug. 2020	225,269	1,197
4	Mini Silver	Jul. 2020	73,996	(5,365)
28	Natural Gas	Jul. 2020	517,720	10,136
9	No. 2 Soft Red Winter Wheat	Jul. 2020	234,338	(7,205)
5	NY Harbor ULSD	Jul. 2020	217,686	(8,343)
2	Soybean	Jul. 2020	84,075	(40)
23	WTI Crude	Jul. 2020	816,270	(304,384)
				(370,762)
				$(123,141)

(1)    Represents positions held in the Cayman Subsidiary.
Forward foreign currency exchange contracts outstanding at May 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 06/17/20	Morgan Stanley Capital Services LLC	AUD	900	$567,419	$599,909	$32,490	$—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	AUD	650	425,715	433,267	7,552	—
British Pound,
Expiring 06/17/20	Morgan Stanley Capital Services LLC	GBP	3,250	4,044,954	4,014,059	—	(30,895)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	GBP	1,700	2,180,066	2,099,661	—	(80,405)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	GBP	300	375,723	370,529	—	(5,194)

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Forward foreign currency exchange contracts outstanding at May 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 06/17/20	Morgan Stanley Capital Services LLC	GBP	200	$247,803	$247,019	$—	$(784)
Canadian Dollar,
Expiring 06/17/20	Morgan Stanley Capital Services LLC	CAD	6,650	4,970,965	4,829,918	—	(141,047)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	CAD	550	392,554	399,466	6,912	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	CAD	250	179,809	181,576	1,767	—
Euro,
Expiring 06/17/20	Morgan Stanley Capital Services LLC	EUR	2,300	2,572,080	2,554,069	—	(18,011)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	EUR	1,100	1,203,319	1,221,512	18,193	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	EUR	600	652,496	666,279	13,783	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	EUR	250	272,769	277,616	4,847	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	EUR	150	170,708	166,570	—	(4,138)
Japanese Yen,
Expiring 06/17/20	Morgan Stanley Capital Services LLC	JPY	355,000	3,292,066	3,292,592	526	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	JPY	215,000	1,998,048	1,994,105	—	(3,943)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	JPY	95,000	893,781	881,116	—	(12,665)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	JPY	5,000	47,920	46,375	—	(1,545)
New Zealand Dollar,
Expiring 06/17/20	Morgan Stanley Capital Services LLC	NZD	3,550	2,228,559	2,203,503	—	(25,056)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	NZD	2,500	1,492,538	1,551,763	59,225	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	NZD	1,400	853,654	868,987	15,333	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	NZD	400	239,822	248,282	8,460	—

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Forward foreign currency exchange contracts outstanding at May 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone,
Expiring 06/17/20	Morgan Stanley Capital Services LLC	NOK	11,250	$1,089,854	$1,157,493	$67,639	$—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	NOK	5,750	576,800	591,607	14,807	—
Swedish Krona,
Expiring 06/17/20	Morgan Stanley Capital Services LLC	SEK	45,750	4,569,745	4,856,209	286,464	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	SEK	34,000	3,524,543	3,608,985	84,442	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	SEK	1,000	106,189	106,147	—	(42)
Swiss Franc,
Expiring 06/17/20	Morgan Stanley Capital Services LLC	CHF	3,050	3,274,570	3,172,770	—	(101,800)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	CHF	650	672,681	676,164	3,483	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	CHF	200	215,244	208,050	—	(7,194)
				$43,332,394	$43,525,598	625,923	(432,719)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 06/17/20	Morgan Stanley Capital Services LLC	AUD	4,000	$2,635,656	$2,666,260	$—	$(30,604)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	AUD	2,250	1,490,139	1,499,771	—	(9,632)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	AUD	1,200	782,890	799,878	—	(16,988)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	AUD	600	371,752	399,939	—	(28,187)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	AUD	100	65,238	66,656	—	(1,418)
British Pound,
Expiring 06/17/20	Morgan Stanley Capital Services LLC	GBP	4,150	5,173,338	5,125,645	47,693	—

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Forward foreign currency exchange contracts outstanding at May 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 06/17/20	Morgan Stanley Capital Services LLC	GBP	650	$795,395	$802,812	$—	$(7,417)
Canadian Dollar,
Expiring 06/17/20	Morgan Stanley Capital Services LLC	CAD	2,750	1,973,538	1,997,334	—	(23,796)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	CAD	1,750	1,259,729	1,271,031	—	(11,302)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	CAD	350	248,716	254,206	—	(5,490)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	CAD	250	182,014	181,576	438	—
Euro,
Expiring 06/17/20	Morgan Stanley Capital Services LLC	EUR	900	979,931	999,418	—	(19,487)
Japanese Yen,
Expiring 06/17/20	Morgan Stanley Capital Services LLC	JPY	290,000	2,702,698	2,689,723	12,975	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	JPY	55,000	516,111	510,120	5,991	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	JPY	30,000	275,966	278,247	—	(2,281)
New Zealand Dollar,
Expiring 06/17/20	Morgan Stanley Capital Services LLC	NZD	10,050	6,107,003	6,238,085	—	(131,082)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	NZD	150	94,672	93,106	1,566	—
Norwegian Krone,
Expiring 06/17/20	Morgan Stanley Capital Services LLC	NOK	29,250	2,773,590	3,009,481	—	(235,891)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	NOK	22,500	2,421,453	2,314,985	106,468	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	NOK	1,750	170,502	180,054	—	(9,552)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	NOK	1,500	156,542	154,332	2,210	—
Swedish Krona,
Expiring 06/17/20	Morgan Stanley Capital Services LLC	SEK	28,500	2,886,297	3,025,179	—	(138,882)

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Forward foreign currency exchange contracts outstanding at May 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 06/17/20	Morgan Stanley Capital Services LLC	SEK	16,250	$1,718,966	$1,724,883	$—	$(5,917)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	SEK	11,500	1,230,573	1,220,686	9,887	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	SEK	2,500	249,024	265,366	—	(16,342)
Swiss Franc,
Expiring 06/17/20	Morgan Stanley Capital Services LLC	CHF	2,400	2,521,931	2,496,607	25,324	—
Expiring 06/17/20	Morgan Stanley Capital Services LLC	CHF	2,000	2,060,721	2,080,506	—	(19,785)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	CHF	700	721,091	728,177	—	(7,086)
Expiring 06/17/20	Morgan Stanley Capital Services LLC	CHF	50	51,687	52,013	—	(326)
				$42,617,163	$43,126,076	212,552	(721,465)
						$838,475	$(1,154,184)
Total return swap agreements outstanding at May 31, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bovespa Index Futures(Q)	–	Credit Suisse Securities (Europe) Limited	6/17/20	BRL 4,066	$87,834	$—	$87,834

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Total return swap agreements outstanding at May 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
KOSPI 200 Index Futures(Q)	–	Credit Suisse Securities (Europe) Limited	6/11/20	KRW 698,847	$28,587	$—	$28,587
Swiss Market Index Futures(Q)	–	Credit Suisse Securities (Europe) Limited	6/19/20	CHF (1,229)	(255,098)	—	(255,098)
					$(138,677)	$—	$(138,677)

(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).